SHARE-BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

Under our amended and restated Stock Incentive Plan, our common stock, common stock options, and stock appreciation rights may be granted to directors, officers, employees and other persons who contribute to the success of Magnum Hunter.  Currently, 27,500,000 shares of our common stock are authorized to be issued under the plan, and 3,815,707 shares had been issued as of June 30, 2013.

On January 17, 2013, the Company granted 3,942,575 common stock options to officers, executives, and employees of the Company, with an exercise price of $4.16, of which 3,080,000 have a term of 10 years and 862,575 have a term of 5 years. The options vest over a 3-year period with 25% of the options vesting immediately. The Company also granted 420,000 common stock options to members of the Board of Directors, which have a term of 10 years and vested immediately.

We recognized share-based compensation expense of $2.4 million and $8.7 million for the three and six months ended June 30, 2013 and $7.9 million and $12.5 million for the three and six months ended June 30, 2012, respectively.

A summary of common stock option activity for the six months ended June 30, 2013 and June 30, 2012 is presented below:

			Weighted Average Exercise Price per Share
	Six Months Ended June 30,
	2013	2012	2013	2012
	(in thousands)
Outstanding at beginning of period	14,847	12,566	$6.01	$5.64
Granted	4,363	—	$4.16	$—
Exercised	—	(831)	$—	$1.38
Forfeited	(413)	(403)	$6.61	$7.79
Outstanding at end of period	18,796	11,332	$5.56	$5.88
Exercisable at end of period	11,139	7,211	$5.72	$5.75

A summary of the Company’s non-vested common stock options and stock appreciation rights for the six months ended June 30, 2013 and June 30, 2012 is presented below:

	Six Months Ended June 30,
	2013	2012
	(in thousands)
Non-vested at beginning of period	6,163	5,651
Granted	4,363	—
Vested	(2,677)	(1,150)
Forfeited	(191)	(380)
Non-vested at end of period	7,657	4,121

Total unrecognized compensation cost related to the non-vested common stock options was $14.3 million and $17.2 million as of June 30, 2013 and 2012, respectively.  The unrecognized cost at June 30, 2013 is expected to be recognized over a weighted-average period of 1.64 years.  At June 30, 2013, the weighted average remaining contract life was 6.66 years.

Total unrecognized compensation cost related to non-vested, restricted shares amounted to $165,000 and $561,000 as of June 30, 2013 and 2012, respectively.  The unrecognized cost at June 30, 2013, is expected to be recognized over a weighted-average period of 0.42 years.

The assumptions used in the fair value method calculation for the six months ended June 30, 2013, are:

Weighted average fair value per option granted during the period (1)	$2.47
Assumptions: (2), (3)
Weighted average stock price volatility	77.77%
Weighted average risk free rate of return	0.70%
Weighted average expected term	4.51 years
  ____________________________

(1)	Calculated using the Black-Scholes fair value based method for service and performance based grants and the Lattice Model for market based grants.

(2)	Our estimated future forfeiture rate is 2.45%.

(3)	The Company does not pay dividends on its common stock.

SHARE-BASED COMPENSATION

Employees, directors and other persons who contribute to the success of Magnum Hunter are eligible for grants of common stock, common stock options, and stock appreciation rights under our amended and restated Stock Incentive Plan. At December 31, 2012, 20,000,000 shares of our common stock are authorized to be issued under the plan, and 3,683,657 shares have been issued as of December 31, 2012. On January 17, 2013, upon shareholder approval, the Magnum Hunter Resources Corporation Amended and Restated Stock Incentive Plan was amended to increase the aggregate number of shares of the Company’s common stock that may be issued under the plan from 20,000,000 to 27,500,000.

We recognized share-based compensation expense of $15.7 million, $25.1 million, and $6.4 million for the years ended December 31, 2012, 2011, and 2010 respectively.

A summary of stock option and stock appreciation rights activity for the years ended December 31, 2012, 2011, and 2010 is presented below:

	2012		2011		2010
		Weighted-Average Exercise Price		Weighted-Average Exercise Price		Weighted-Average Exercise Price
	Shares		Shares		Shares
Outstanding at beginning of period	12,566,199	$5.64	12,779,282	$2.65	7,117,000	$0.93
Granted	4,978,750	$6.00	5,601,792	$7.74	5,892,332	$4.70
Exercised	(1,304,050)	$1.54	(5,479,250)	$0.92	(52,500)	$2.05
Forfeited or expired	(1,393,905)	$7.14	(335,625)	$3.40	(177,550)	$1.36
Outstanding at end of period	14,846,994	$6.01	12,566,199	$5.64	12,779,282	$2.65
Exercisable at end of the year	8,683,622	$5.97	6,915,471	$4.97	7,563,750	$1.29

A summary of the Company’s non-vested options and stock appreciation rights as of December 31, 2012, 2011, and 2010 is presented below:

Non-vested Options	2012	2011	2010
Non-vested at beginning of period	5,650,782	5,215,532	2,340,250
Granted	4,978,750	5,601,792	5,892,332
Vested	(3,405,434)	(4,832,417)	(2,964,500)
Forfeited	(1,060,726)	(334,125)	(52,550)
Non-vested at end of period	6,163,372	5,650,782	5,215,532

Total unrecognized compensation cost related to the non-vested options was $12.6 million, $9.2 million, and $10.4 million as of December 31, 2012, 2011, and 2010, respectively. The cost at December 31, 2012 is expected to be recognized over a weighted-average period of 1.64 years. At December 31, 2012, the aggregate intrinsic value for the outstanding options was $3.9 million; and the weighted average remaining contract life was 6.6.

The assumptions used in the fair value method calculations for the years ended December 31, 2012, 2011, and 2010 are disclosed in the following table:

	Year Ended December 31,
	2012	2011	2010
Weighted average fair value per option granted during the period (1)	$3.72	$4.28	$2.65
Assumptions (2) :
Weighted average stock price volatility (3)	82.64%	64.29%	79.32%
Weighted average risk free rate of return	0.77%	2.04%	1.78%
Weighted average estimated forfeiture rate (4)	—%	—%	—%
Weighted average expected term	4.51 years	6.36 years	4.24 years

(1)	Calculated using the Black-Scholes fair value based method for service and performance based grants and the Lattice Model for market based grants.
(2) The Company has not paid cash dividends on our common stock.
(3)	The volatility assumption was estimated based upon a blended calculation of historical volatility and implied volatility over the life of the awards.
(4)	For the years 2012, 2011 and 2010, the Company estimated forfeitures to be zero based on the majority of options being granted to executive officers who are less likely to forfeit shares.

During 2012, the Company granted 69,791 fully vested shares of common stock to the Company’s board members as payment of board and committee meeting fees and chairperson retainers.

A summary of the Company’s non-vested common shares granted under the Stock Incentive Plan as of December 31, 2012, 2011, and 2010 is presented below:

	2012		2011		2010
		Weighted-Average Exercise Price		Weighted-Average Exercise Price		Weighted-Average Exercise Price
Non-vested Shares	Shares		Shares		Shares
Non-vested at beginning of year	155,049	$4.43	300,074	$4.43	2,310,000	$0.44
Granted	69,791	$4.29	40,305	$5.45	253,930	$5.45
Vested	(159,815)	$4.46	(185,330)	$0.47	(2,263,856)	$0.47
Non-vested at end of year	65,025	$6.09	155,049	$4.43	300,074	$4.43

Total unrecognized compensation cost related to the above non-vested shares amounted to $0.4 million, $0.8 million, and $1.2 million as of December 31, 2012, 2011, and 2010, respectively. The unrecognized compensation cost at December 31, 2012 is expected to be recognized over a weighted-average period of 0.9 years.